Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested June 30, 2014 (in shares)	2,484,971
Granted (in shares)	1,128,279
Vested (in shares)	(1,264,918)
Canceled (in shares)	(38,243)
Nonvested June 30, 2015 (in shares)	2,310,089	2,484,971
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	$ 28.89
Granted	30.50	$ 32.57	$ 24.76
Vested	26.93
Canceled	31.00
Nonvested June 30, 2015	$ 30.71	$ 28.89
Employee Stock Option
Stock Options and SARs - Additional Information
Expense for nonvested stock-based awards has yet to be recognized	$ 19,061
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	20 months
Total fair value of shares vested	$ 34,064	$ 42,363	$ 29,777